Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (loss)

The components of accumulated other comprehensive income are as follows (dollars in thousands):

	Accumulated Foreign Currency Translation Adjustment	Accumulated Derivative Gains (Losses)	Accumulated Other Comprehensive Income (Loss)
Predecessor Balances at January 1, 2009	$17,612	$(8,606)	$9,006
Foreign currency translation adjustment, net of taxes of $(148)	3,822	—	3,822
Net derivative loss, net of taxes of $(2,226)	—	(4,133)	(4,133)
Reclassification adjustment for derivative losses included in income, net of taxes of $3,901	—	7,244	7,244
Predecessor Balances at December 31, 2009	$21,434	$(5,495)	$15,939
Foreign currency translation adjustment, net of taxes of $(118)	(2,923)	—	(2,923)
Net derivative loss, net of taxes of $(958)	—	(1,780)	(1,780)
Reclassification adjustment for derivative losses included in income, net of taxes of $3,330	—	6,185	6,185
Predecessor Balances at December 31, 2010	$18,511	$(1,090)	$17,421
Foreign currency translation adjustment, net of taxes of $(68)	1,836	—	1,836
Net derivative loss, net of taxes of $(876)	—	(1,627)	(1,627)
Reclassification adjustment for derivative losses included in income, net of taxes of $1,463	—	2,717	2,717
Predecessor Balances at November 3, 2011	$20,347	$—	$20,347
Elimination of pre-merger balance through purchase accounting	(20,347)	—	(20,347)
Foreign currency translation adjustment, net of taxes of $278	(5,841)	—	(5,841)
Successor Balances at December 31, 2011	$(5,841)	$—	$(5,841)